Related-Party Transactions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 751,000
Sponsor
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 446,000